================================================================================

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                 March 31, 2002
--------------------------------------------------------------------------------

                                   Value Line
                                    Emerging
                                  Opportunities
                                   Fund, Inc.

                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

Value Line Emerging Opportunities Fund, Inc.

                                                               To Our Value Line
================================================================================

To Our Shareholders:

We are pleased to report that the Value Line Emerging Opportunities Fund earned a total return of 21.55% for the fiscal year ended March 31, 2002. That compared with a total return of 13.99% for the unmanaged Russell 2000, an index of small-capitalization stocks(1).

Your Fund ranked in the top 3% of its Lipper category for the twelve-month period. In addition, the Fund ranked in the top 3% of the category for the three years ending March 31st, and in the top 6% for five years(2).

Our disciplined, consistent stock selection strategy is the key to the Fund's success. We invest in stocks showing strong earnings momentum and/or strong stock price momentum. If a company falters on these criteria, it is quickly eliminated from the portfolio. This discipline helped the Fund avoid much of the sharp drop in technology-sector stocks in the past two years, and allowed us to take advantage of strong moves in certain healthcare, retailing, industrial, and other issues.

The Fund currently holds about 350 stocks, with a median market capitalization of about $800 million. At the moment, no single holding represents more than 0.5% of assets. The wide diversification gives full rein to our selection strategy while limiting exposure to any single holding or sector.

During the past year, the financial press has recognized the Fund not only for its performance, but also for its attention to risk, its moderate expense ratio, and its tax efficiency. We will stick to our disciplined investment approach, while looking to seize upon the many opportunities that lie ahead. Thank you for investing with us.

                                             Sincerely,


                                             /s/ Jean Bernhard Buttner

                                             Jean Bernhard Buttner
                                             Chairman and President

May, 2002

--------------------------------------------------------------------------------

(1) The Russell 2000 Index is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

(2) Lipper ranked the Value Line Emerging Opportunities Fund 13th out of 466 mid-cap growth funds based on return for the year ended 3/31/02, 7th out of 277 mid-cap growth funds for the 3 years ended 3/31/02, and 11th out of 189 mid-cap growth funds for the 5 years ended 3/31/02.


--------------------------------------------------------------------------------
2

                                    Value Line Emerging Opportunities Fund, Inc.

Emerging Opportunities Fund, Inc. Shareholders
================================================================================

Economic Observations

The U.S. economic recovery, which began tentatively late last year, accelerated markedly during the first quarter of this year, as the nation's gross domestic product roared ahead at a vigorous 5.8% rate. Now, following this eyecatching opening-quarter performance, which was helped by inventory building, as manufacturers increased production in order to restock their depleted warehouses, we would expect growth to settle into a modest, but sustainable, 3%
- 4% range over the balance of this year. Our forecast assumes that oil supples will remain adequate, notwithstanding the turmoil in the Middle East.

Inflation, meantime, remains muted, thanks, in part, to some very strong increases in productivity, or labor-cost efficiency. Adequate supplies of labor and raw materials are also helping to keep the costs of production low. We caution, though, that as the economy moves further along the recovery road over the next year or two, some modest increases in pricing pressures may evolve. Absent a more vigorous business recovery than we now expect, or a prolonged rise in oil prices, however, inflation should remain on the modest side through 2003, and perhaps beyond.

Finally, the Federal Reserve, which had been aggressive in reducing interest rates in order to promote stronger economic activity, has completed its extended monetary easing cycle. We believe the Fed will now pursue a stable monetary course through at least midyear, before rising business activity encourages it to begin lifting rates modestly later in the year.


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------
   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE VALUE LINE
      EMERGING OPPORTUNITIES FUND, INC. AND THE RUSSELL 2000 STOCK INDEX**

  [THE FOLLOWING TABLE WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                                     $ Value                       $ Value
                               Value Line Emerging              Russell 2000
          Date                 Opportunities Fund                Stock Index
          ----                 ------------------                -----------
       6/23/1993                      10,000                      10,000
       9/30/1993                      11,200                      11,143
      12/31/1993                      12,106                      11,432
       3/31/1994                      11,836                      11,127
       6/30/1994                      11,505                      10,692
       9/30/1994                      12,086                      11,435
      12/31/1994                      12,029                      11,223
       3/31/1995                      12,731                      11,741
       6/30/1995                      13,640                      12,842
       9/30/1995                      15,622                      14,110
      12/31/1995                      14,921                      14,416
       3/31/1996                      15,733                      15,152
       6/30/1996                      16,150                      15,910
       9/30/1996                      16,795                      15,964
      12/31/1996                      16,466                      16,794
       3/31/1997                      15,408                      15,926
       6/30/1997                      18,095                      18,507
       9/30/1997                      21,306                      21,262
      12/31/1997                      18,366                      20,550
       3/31/1998                      19,644                      22,617
       6/30/1998                      18,410                      21,562
       9/30/1998                      14,869                      17,219
      12/31/1998                      19,213                      20,027
       3/31/1999                      19,842                      18,940
       6/30/1999                      22,944                      21,886
       9/30/1999                      23,559                      20,502
      12/31/1999                      32,782                      24,284
       3/31/2000                      38,412                      26,004
       6/30/2000                      37,535                      25,021
       9/30/2000                      39,489                      25,298
      12/31/2000                      34,607                      23,550
       3/31/2001                      30,013                      22,018
       6/30/2001                      35,472                      25,164
       9/30/2001                      31,130                      19,933
      12/31/2001                      35,938                      24,135
       3/31/2002                      36,481                      25,097

--------------------------------------------------------------------------------
                           From 6/23/93+ to 3/31/2002

Performance Data:*

                                                                Average Annual
                                                                 Total Returns
                                                                --------------

1 year ended March 31, 2002..................................         21.55%
5 years ended March 31, 2002.................................         18.81%
From June 23, 1993+ to March 31, 2002........................         15.90%

--------------------------------------------------------------------------------

+     Commencement of operations.
* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
** The Russell 2000 Stock Index is an unmanaged index that is representative of the smaller capitalization stocks traded in the United States. The presentation includes reinvested dividends.


--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments                                           March 31, 2002
================================================================================

  Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS (89.2%)
         ADVERTISING (0.5%)
   5,500 Harte-Hanks, Inc. .....................................      $  174,020
   1,700 Omnicom Group, Inc. ...................................         160,480
                                                                      ----------
                                                                         334,500

         AEROSPACE/ DEFENSE (2.1%)
   2,400 Alliant Techsystems, Inc.* ............................         244,776
   5,000 Armor Holdings, Inc.* .................................         135,500
   5,700 DRS Technologies, Inc.* ...............................         236,493
   6,000 EDO Corp. .............................................         162,060
   4,000 ESCO Technologies, Inc.* ..............................         155,360
   1,500 L-3 Communications Holdings, Inc.* ....................         168,000
   4,000 Moog Inc. Class "A"* ..................................         128,000
   5,000 Rockwell Collins, Inc. ................................         126,100
   8,000 United Industrial Corp. ...............................         178,000
                                                                      ----------
                                                                       1,534,289

         APPAREL (0.3%)
   2,000 Liz Claiborne, Inc. ...................................          56,720
   3,700 OshKosh B'Gosh, Inc.  Class "A" .......................         158,582
                                                                      ----------
                                                                         215,302

         AUTO & TRUCK (0.4%)
   3,200 Navistar International Corp.* .........................         141,760
   6,900 United Auto Group, Inc.* ..............................         155,526
                                                                      ----------
                                                                         297,286

         AUTO PARTS (1.4%)
   3,800 Advance Auto Parts, Inc.* .............................         174,800
   8,000 Aftermarket Technology Corp.* .........................         149,360
   6,200 American Axle & Manufacturing Holdings, Inc.* .........         179,800
   6,000 ArvinMeritor, Inc. ....................................         171,300
  10,000 Dura Automotive Systems, Inc.* ........................         191,700
   9,000 Keystone Automotive Industries, Inc.* .................         154,620
                                                                      ----------
                                                                       1,021,580

         BANK (4.0%)
   3,500 Alabama National BanCorporation .......................         128,975
   9,800 BankUnited Financial Corp. Class "A"* .................         146,804
   6,000 Boston Private Financial Holdings, Inc. ...............         160,500
   2,300 City National Corp. ...................................         121,003
   2,800 Commerce Bancorp, Inc. ................................         125,720
   4,000 Compass Bancshares, Inc. ..............................         123,480
   5,550 Dime Community Banshares, Inc. ........................         170,940
   6,300 East West Bancorp, Inc. ...............................         184,527
   1,200 First Citizens BancShares, Inc. Class "A" .............         123,552
   6,000 Hibernia Corp. Class "A" ..............................         114,600
   5,250 Independent Bank Corp. ................................         150,990
   7,400 Local Financial Corp.* ................................         116,476
   4,800 MAF Bancorp, Inc. .....................................         169,200
   4,000 MB Financial, Inc. ....................................         119,800
   7,700 Republic Bancorp Inc. .................................         107,800
   5,200 S & T Bancorp, Inc. ...................................         132,340
   3,200 Texas Regional Bancshares, Inc. Class "A" .............         139,712
   4,400 UCBH Holdings, Inc. ...................................         158,312
   4,200 Valley National Bancorp ...............................         147,504
   8,000 W Holding Company, Inc. ...............................         141,200
   4,000 Washington Trust Bancorp, Inc. ........................          77,680
                                                                      ----------
                                                                       2,861,115

         BANK--MIDWEST (1.1%)
   4,800 BOK Financial Corp.* ..................................         162,720
   3,700 Commerce Bancshares, Inc. .............................         163,614
   3,750 First Financial Bankshares, Inc. ......................         124,537
   5,250 First Midwest Bancorp, Inc. ...........................         152,460
   3,500 TCF Financial Corp. ...................................         184,135
                                                                      ----------
                                                                         787,466

         BEVERAGE--ALCOHOLIC (0.5%)
   3,600 Constellation Brands, Inc. Class "A"* .................         197,856
   2,000 Coors (Adolph) Co. Class "B" ..........................         134,940
                                                                      ----------
                                                                         332,796


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
================================================================================

  Shares                                                                Value
--------------------------------------------------------------------------------

          BIOTECHNOLOGY (0.1%)
    7,000 Telik, Inc.* .....................................       $   84,840

          BUILDING MATERIALS (1.0%)
    1,800 American Woodmark Corp. ..........................          113,539
    9,200 Craftmade International, Inc. ....................          149,500
    3,900 Genlyte Group Inc.* ..............................          146,484
    4,800 Granite Construction Inc. ........................          118,128
   10,000 Watsco, Inc. .....................................          178,500
                                                                   ----------
                                                                      706,151

          CEMENT (0.2%)
    3,800 Florida Rock Industries, Inc. ....................          151,392

          CHEMICAL--DIVERSIFIED (0.2%)
    4,500 CUNO, Inc.* ......................................          167,040

          CHEMICAL--SPECIALTY (0.8%)
    9,000 Airgas, Inc.* ....................................          180,900
    5,500 Martek Biosciences Corp.* ........................          173,134
    2,200 OM Group, Inc. ...................................          159,060
    2,000 SurModics, Inc.* .................................           87,200
                                                                   ----------
                                                                      600,294

          COMPUTER & PERIPHERALS (1.1%)
    3,000 Logitech International S.A. (ADR)* ...............          141,600
    2,600 ScanSource, Inc.* ................................          156,298
   29,000 ScanSoft, Inc.* ..................................          170,810
    3,600 Tech Data Corp.* .................................          165,204
   22,000 3Com Corp.* ......................................          134,420
                                                                   ----------
                                                                      768,332

          COMPUTER SOFTWARE & SERVICES (3.5%)
    6,000 ANSYS, Inc.* .....................................          162,600
    3,000 BARRA, Inc.* .....................................          181,710
    4,200 Certegy, Inc.* ...................................          166,740
   18,000 CGI Group, Inc. Class "A"* .......................          109,800
    6,000 Cognos Inc.* .....................................          164,700
    8,400 Dynamics Research Corp.* .........................          212,184
    8,500 Euronet Worldwide, Inc.* .........................          144,500
    2,500 Fair, Issac & Co., Inc. ..........................          158,475
    9,000 HPL Technologies, Inc.* ..........................          148,320
    5,400 JDA Software Group, Inc.* ........................          172,152
    2,000 Manhattan Associates, Inc.* ......................           76,200
    5,500 Moldflow Corp.* ..................................           74,250
    4,500 Overland Data, Inc.* .............................           48,375
    6,800 Perot Systems Corp.
            Class "A"* .....................................          135,660
   12,000 PracticeWorks, Inc.* .............................          157,200
    7,000 Precise Software Solutions Ltd.* .................          163,030
    7,500 Roxio, Inc.* .....................................          170,175
    2,000 Tripos, Inc.* ....................................           52,360
                                                                   ----------
                                                                    2,498,431

          DIVERSIFIED COMPANY (2.0%)
    4,500 Ametek, Inc. .....................................          167,445
   10,000 GenCorp, Inc. ....................................          157,200
   12,900 Griffon Corp.* ...................................          216,075
    2,500 Hillenbrand Industries, Inc. .....................          154,075
    4,400 Nortek, Inc.* ....................................          158,400
    9,000 Oakley, Inc.* ....................................          161,100
    3,700 Pentair, Inc. ....................................          166,389
    1,600 Teleflex, Inc. ...................................           87,472
   11,000 Walter Industries, Inc. ..........................          144,870
                                                                   ----------
                                                                    1,413,026

          DRUG (2.7%)
    8,000 Array BioPharma, Inc.* ...........................          103,600
    4,700 Embrex, Inc.* ....................................           97,995
    6,000 First Horizon Pharmaceutical Corp.* ..............          134,160
   12,000 Immucor, Inc.* ...................................          168,000
   14,000 Interneuron Pharmaceuticals, Inc.* ...............          122,500
    3,000 Interpore Cross International* ...................           33,600
   10,000 NBTY, Inc.* ......................................          170,600
    2,800 Neurocrine Biosciences, Inc.* ....................          113,652
   13,000 Pain Therapeutics, Inc.* .........................          124,280
    6,500 PenWest Pharmaceuticals Co.* .....................          126,100


--------------------------------------------------------------------------------
6

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2002
================================================================================

  Shares                                                              Value
--------------------------------------------------------------------------------

      5,300 Pharmaceutical Product Development, Inc.* .........    $  184,705
      4,000 Salix Pharmaceuticals, Ltd.* ......................        70,120
      7,000 Sangstat Medical Corp.* ...........................       188,020
      5,800 Scios Inc.* .......................................       167,794
     17,000 VIVUS, Inc.* ......................................       150,620
                                                                   ----------
                                                                    1,955,746

            E-COMMERCE (0.4%)
     14,000 Clarus Corp.* .....................................        53,340
      3,000 Global Sports, Inc.* ..............................        51,300
      8,000 Manugistics Group, Inc.* ..........................       171,840
      1,500 Websense, Inc.* ...................................        37,740
                                                                   ----------
                                                                      314,220

            EDUCATIONAL SERVICES (1.3%)
      4,050 Apollo Group, Inc. Class "A"* .....................       216,878
      6,000 Career Education Corp.* ...........................       237,600
      3,400 Corinthian Colleges, Inc.*  .......................       171,870
      4,000 Education Management Corp.* .......................       168,680
      3,600 ITT Educational Services,Inc.* ....................       162,000
                                                                   ----------
                                                                      957,028

            ELECTRIC UTILITY--EAST (0.1%)
      2,000 Central Vermont Public Service Corp. ..............        35,720

            ELECTRICAL EQUIPMENT (1.1%)
      5,850 AAON, Inc.* .......................................       158,523
      7,500 Kroll, Inc.* ......................................       124,875
      8,000 LSI Industries, Inc. ..............................       158,160
      7,200 Zoran Corp.* ......................................       314,496
                                                                   ----------
                                                                      756,054

            ELECTRONICS (0.9%)
      5,500 Harman International Industries, Inc. .............       271,425
      8,400 Herley Industries, Inc.* ..........................       168,000
     10,000 Paxar Corp.* ......................................       168,500
                                                                   ----------
                                                                      607,925

            ENTERTAINMENT (1.8%)
      7,200 Belo Corp. Series "A" .............................    $  167,400
      6,000 Cox Radio, Inc. Class "A"*  .......................       170,400
      8,500 Cumulus Media, Inc. Class "A"* ....................       152,150
      3,000 Entercom Communications Corp.* ....................       164,610
     10,000 Entravision Communications Corp. Class "A"* .......       148,000
     10,000 Racing Champions Corp.* ...........................       192,500
      7,200 Radio One, Inc. Class "A"*  .......................       156,672
     17,000 TV Azteca S.A. de C.V. (ADR) ......................       149,600
                                                                   ----------
                                                                    1,301,332

            ENTERTAINMENT TECHNOLOGY (1.0%)
      6,450 Activision, Inc.* .................................       192,403
      3,200 Electronics Boutique Holdings Corp.* ..............       110,496
      9,000 Midway Games, Inc.* ...............................       121,140
     17,000 Scientific Games Corp. Class "A"* .................       142,290
      2,800 THQ, Inc.* ........................................       137,480
                                                                   ----------
                                                                      703,809

            ENVIRONMENTAL (0.8%)
     12,000 Headwaters, Inc.* .................................       183,600
      3,600 Stericycle, Inc.* .................................       225,220
      6,500 TETRA Technologies, Inc.* .........................       188,825
                                                                   ----------
                                                                      597,645

            FINANCIAL SERVICES-DIVERSIFIED (2.2%)
      4,600 Bisys Group, Inc. (The)* ..........................       162,150
      3,200 Federal Agricultural Mortgage Corp. Class "C"* ....       142,400
      4,900 Global Payments, Inc. .............................       179,585
      4,000 InterCept Group, Inc. (The)* ......................       145,000
      3,500 Investment Technology Group, Inc.* ................       184,590
     17,000 LendingTree, Inc.* ................................       227,800
     11,000 New Century Financial Corp.* ......................       249,700
      4,100 Unitrin, Inc. .....................................       164,820
      5,000 Willis Group Holdings Ltd.* .......................       123,500
                                                                   ----------
                                                                    1,579,545


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
================================================================================

   Shares                                                            Value
--------------------------------------------------------------------------------
          FOOD PROCESSING (1.3%)
    7,700 Bunge Ltd. .......................................       $  166,705
    2,200 Dean Foods Co.* ..................................          166,584
    9,000 Fresh Del Monte Produce, Inc. ....................          169,200
   10,000 Horizon Organic Holding Corp.* ...................          164,500
    4,000 J & J Snack Foods Corp.* .........................          149,520
    4,500 United Natural Foods, Inc.* ......................          112,095
                                                                   ----------
                                                                      928,604

          FOOD WHOLESALERS (0.7%)
    6,000 Nash Finch Company ...............................          163,500
    4,800 Performance Food Group Co.* ......................          156,768
    6,700 Supervalu, Inc. ..................................          172,860
                                                                   ----------
                                                                      493,128

          FURNITURE/HOME FURNISHINGS (1.2%)
    4,200 Furniture Brands International, Inc.* ............          153,090
    6,500 La-Z-Boy, Inc. ...................................          178,425
    3,049 Mohawk Industries, Inc.* .........................          183,220
   14,000 Restoration Hardware, Inc.* ......................          175,000
    7,000 Tuesday Morning Corp.* ...........................          142,807
                                                                   ----------
                                                                      832,542

          GROCERY (0.4%)
    5,600 Pathmark Stores, Inc.* ...........................          134,120
    3,500 Whole Foods Market, Inc.* ........................          159,915
                                                                   ----------
                                                                      294,035

          HEALTHCARE INFORMATION SYSTEMS (0.8%)
    3,000 Cerner Corp.* ....................................          143,130
    4,500 NDCHealth Corp. ..................................          163,755
   18,000 QuadraMed Corp.* .................................          160,200
   10,000 Women First Healthcare, Inc.* ....................           98,900
                                                                   ----------
                                                                      565,985

          HOME APPLIANCE (0.5%)
    4,000 Maytag Corp. .....................................          177,000
    2,700 Toro Company (The) ...............................          160,920
                                                                   ----------
                                                                      337,920

          HOTEL/GAMING (2.3%)
    6,000 Alliance Gaming Corp.* ...........................       $  183,180
    5,000 Argosy Gaming Company* ...........................          183,450
    7,800 Aztar Corp.* .....................................          170,820
   15,000 Boyd Gaming Corp.* ...............................          225,600
    2,000 Churchill Downs Inc. .............................           73,500
    3,500 GTECH Holdings Corp.* ............................          170,625
   11,500 Hollywood Casino Corp. Class "A"* ................          189,635
    2,400 International Game Technology* ...................          149,568
    9,000 Isle of Capris Casinos, Inc.* ....................          166,050
    4,400 Penn National Gaming, Inc.* ......................          154,088
                                                                   ----------
                                                                    1,666,516

          HOUSEHOLD PRODUCTS (0.5%)
    7,000 Dial Corp. (The) .................................          126,140
    4,000 Rent-A-Center, Inc.* .............................          204,360
                                                                   ----------
                                                                      330,500

          HUMAN RESOURCES (1.2%)
    6,000 AMN Healthcare Services, Inc.* ...................          161,400
    6,000 Clark/Bardes, Inc.* ..............................          172,800
   22,000 Labor Ready, Inc.* ...............................          171,600
    7,000 Right Management Consultants, Inc.* ..............          177,240
    6,000 Watson Wyatt & Co. Holdings Class "A"* ...........          164,100
                                                                   ----------
                                                                      847,140

          INDUSTRIAL SERVICES (2.1%)
    4,500 Catalina Marketing Corp.* ........................          164,250
    5,300 Coinstar, Inc.* ..................................          178,557
    3,000 Emcor Group, Inc.* ...............................          174,000
    9,000 FTI Consulting, Inc.* ............................          278,820
    7,500 Jones Lang LaSalle Inc.* .........................          166,125
    8,000 Keith Companies, Inc. (The)* .....................          103,320
    6,000 Tier Technologies, Inc. Class "B"* ...............          105,900
    2,400 Unifirst Corp. ...................................           60,360
    5,000 URS Corp.* .......................................          158,500


--------------------------------------------------------------------------------
8

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2002
================================================================================

   Shares                                                            Value
--------------------------------------------------------------------------------
    5,000 World Fuel Services
            Corporation .......................................    $   98,000
                                                                   ----------
                                                                    1,487,832

          INFORMATION SERVICES (1.2%)
    7,000 Alliance Data Systems Corp.* ........................       175,980
    3,000 ChoicePoint, Inc.* ..................................       172,800
    5,500 Equifax, Inc. .......................................       164,450
    6,400 Getty Images, Inc.* .................................       191,744
    4,100 ProQuest Co.* .......................................       176,259
                                                                   ----------
                                                                      881,233

          INSURANCE--LIFE (0.5%)
    2,000 Prudential Financial, Inc.* .........................        62,100
    6,000 Scottish Annuity &
            Life Holdings Ltd. ................................       114,000
    2,800 StanCorp Financial Group, Inc. ......................       154,000
                                                                   ----------
                                                                      330,100

          INSURANCE--PROPERTY/CASUALTY (1.7%)
    5,900 HCC Insurance Holdings, Inc. ........................       164,905
    4,800 IPC Holdings Ltd.* ..................................       156,192
    1,000 Mercury General Corp. ...............................        46,500
    2,600 Midland Co. .........................................       110,760
   10,200 Ohio Casualty Corp. .................................       193,188
    5,000 Old Republic International Corp. ....................       159,850
    5,000 Philadelphia Consolidated Holding Corp.* ............       199,000
    1,500 RenaissanceRe Holdings Ltd. .........................       154,500
                                                                   ----------
                                                                    1,184,895

          INTERNET (2.1%)
   18,000 Chordiant Software, Inc.* ...........................       130,860
    6,000 Digital Insight Corporation* ........................       165,300
   18,000 eUniverse, Inc.* ....................................        93,780
    6,000 FreeMarkets, Inc.* ..................................       137,820
    4,000 1-800-Flowers.com, Inc.* ............................        54,480
    5,000 Overture Services, Inc.* ............................       139,600
    9,000 S1 Corp.* ...........................................       138,960
    7,000 Ticketmaster Class "B"* .............................       207,060
   10,000 TriZetto Group, Inc. (The)* .........................       121,500
   28,000 United Online, Inc.* ................................       240,800
    7,000 Vastera, Inc.* ......................................       103,810
                                                                   ----------
                                                                    1,533,970

          MACHINERY (2.6%)
    9,000 AGCO Corp.* .........................................    $  205,380
    3,900 Actuant Corp. Class "A"* ............................       168,285
    5,700 Albany International Corp. Class "A" ................       172,710
    2,800 Curtiss-Wright Corp. ................................       186,200
    4,000 Donaldson Co., Inc. .................................       160,840
    5,000 Flowserve Corp.* ....................................       160,050
    3,800 Gorman-Rupp Co. .....................................       101,650
    3,600 Graco Inc. ..........................................       147,060
    4,500 Manitowoc Co., Inc. (The) ...........................       177,750
    6,500 Regal-Beloit Corp. ..................................       166,075
    4,000 Tractor Supply Co.* .................................       184,000
                                                                   ----------
                                                                    1,830,000

          MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.8%)
    9,000 Coachmen Industries, Inc. ...........................       146,700
    3,500 Skyline Corp. .......................................       108,675
    3,400 Thor Industries, Inc. ...............................       160,820
    4,000 Winnebago Industries, Inc. ..........................       167,960
                                                                   ----------
                                                                      584,155

          MEDICAL SERVICES (3.3%)
    5,600 aaiPharma, Inc.* ....................................       201,264
    6,200 American Healthways, Inc.*  .........................       168,268
    6,000 AMERIGROUP Corp.* ...................................       168,900
    6,000 AmSurg Corp.* .......................................       163,260
    8,000 Bio-Reference Laboratories, Inc.* ...................        65,840
    5,000 DaVita, Inc.* .......................................       126,500
    2,700 DIANON Systems, Inc.* ...............................       175,176
    8,600 Dynacare Inc.* ......................................       135,192
    6,100 Gentiva Health Services Inc.* .......................       151,036
    3,600 ICON plc (ADR)* .....................................       122,400
    4,200 IGEN International, Inc.* ...........................       159,096
    9,000 Nastech Pharmaceutical Co., Inc.* ...................       141,300
    6,000 SFBC International, Inc.* ...........................       156,600
    3,900 Triad Hospitals, Inc.* ..............................       134,082
    2,200 Trigon Healthcare, Inc.* ............................       162,404
    1,728 Wellpoint Health Networks, Inc.* ....................       110,022
                                                                   ----------
                                                                    2,341,340


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments

   Shares                                                             Value
--------------------------------------------------------------------------------
          MEDICAL SUPPLIES (4.7%)
    4,500 Advanced Neuromodulation Systems, Inc.* ...........      $  150,930
    3,200 Beckman Coulter, Inc. .............................         163,424
    5,000 Bio-Rad Laboratories, Inc. Class "A"* .............         187,750
    7,500 Conceptus Inc.* ...................................         161,625
    7,000 Cytyc Corp.* ......................................         188,440
    4,500 DENTSPLY International, Inc. ......................         166,770
    4,200 Henry Schein, Inc.* ...............................         185,010
   10,500 Hologic, Inc.* ....................................         162,225
    4,650 ICU Medical, Inc.* ................................         169,260
    5,900 Implant Sciences Corp.* ...........................          65,431
    4,500 Inamed Corp.* .....................................         148,050
    6,000 Integra LifeSciences Holdings Corp.* ..............         168,780
    2,967 Johnson & Johnson .................................         192,707
    7,875 Merit Medical Systems, Inc.* ......................         159,075
   17,000 NMT Medical, Inc.* ................................         136,000
    2,500 Ocular Sciences, Inc.* ............................          70,007
    4,500 Orthofix International N.V.* ......................         181,485
    4,000 Patterson Dental Co.* .............................         174,920
   11,000 Possis Medical, Inc.* .............................         216,700
    5,600 Varian Medical Systems, Inc.* .....................         229,040
    3,700 West Pharmaceutical Services, Inc. ................         112,295
                                                                   ----------
                                                                    3,389,924

          METAL FABRICATING (0.2%)
    4,300 Harsco Corp. ......................................         168,302

          NEWSPAPER (0.5%)
    2,800 McClatchy Co. (The) Class "A" .....................         166,236
    2,700 Media General, Inc. Class "A" .....................         171,450
                                                                   ----------
                                                                      337,686

          OFFICE EQUIPMENT & SUPPLIES (0.9%)
   10,000 Global Imaging Systems, Inc.* .....................         184,000
   17,000 Moore Corporation Ltd.* ...........................         221,170
   10,000 Office Depot, Inc.* ...............................         198,500
                                                                   ----------
                                                                      603,670
          OILFIELD SERVICES/EQUIPMENT (0.6%)
    8,000 FMC Technologies, Inc.* ...........................      $  159,440
   12,000 Tesco Corp.* ......................................         149,040
    8,500 Willbros Group, Inc.* .............................         141,865
                                                                   ----------
                                                                      450,345
          PACKAGING & CONTAINER (1.1%)
    4,000 Ball Corp. ........................................         188,880
    2,800 Bemis Co., Inc. ...................................         152,180
    5,500 CLARCOR Inc. ......................................         176,000
    7,000 Packaging Corp. of America* .......................         138,530
    8,000 Pactiv Corp.* .....................................         160,160
                                                                   ----------
                                                                      815,750
          PAPER & FOREST PRODUCTS (0.2%)
   12,000 Sappi Ltd. (ADR) ..................................         160,680

          PHARMACY SERVICES (0.2%)
    2,300 D&K Healthcare Resources, Inc. ....................         138,046

          POWER (0.1%)
    4,000 Caminus Corporation ...............................          90,000

          PRECISION INSTRUMENT (0.7%)
    2,500 Applied Films Corp.* ..............................          61,500
    3,300 FLIR Systems, Inc.* ...............................         157,575
    7,500 Garmin Ltd.* ......................................         171,900
    2,700 Mettler Toledo
            International, Inc.* ............................         122,202
                                                                   ----------
                                                                      513,177
          PUBLISHING (1.2%)
    7,000 Advanced Marketing Services, Inc. .................         168,000
    3,200 Deluxe Corp. ......................................         148,032
    5,500 Harland (John H.) Co. .............................         159,885
    4,000 Scholastic Corp.* .................................         216,760
    6,000 Wiley (John) & Sons, Inc. Class "A" ...............         157,200
                                                                   ----------
                                                                      849,877


--------------------------------------------------------------------------------
10

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2002
================================================================================

   Shares                                                             Value
--------------------------------------------------------------------------------

          RAILROAD (0.3%)
    8,250 Genesee & Wyoming, Inc. Class "A"* ................      $  195,277

          R.E.I.T. (1.5%)
   17,000 America First Mortgage Investments, Inc. ..........         152,150
    7,000 Capital Automotive REIT ...........................         161,000
    2,200 Chelsea Property Group, Inc. ......................         118,888
   17,000 Impac Mortgage Holdings, Inc. .....................         160,140
    4,500 PS Business Parks, Inc. ...........................         156,375
    4,000 Public Storage, Inc. ..............................         148,040
    7,000 Thornburg Mortgage, Inc. ..........................         140,280
                                                                   ----------
                                                                    1,036,873

          RECREATION (1.9%)
    4,000 Action Performance Companies, Inc.* ...............         197,000
    8,000 Arctic Cat Inc. ...................................         161,200
    2,000 Harley-Davidson, Inc. .............................         110,260
   20,000 Marvel Enterprises, Inc.* .........................         165,000
   10,500 Multimedia Games, Inc.* ...........................         371,175
    2,800 Polaris Industries, Inc. ..........................         178,360
    5,000 SCP Pool Corp.* ...................................         157,000
                                                                   ----------
                                                                    1,339,995

          RESTAURANT (3.9%)
    5,000 AFC Enterprises, Inc.* ............................         167,250
    4,700 Applebee's International, Inc. ....................         170,610
    5,500 Bob Evans Farms, Inc. .............................         155,210
    4,550 Brinker International, Inc.* ......................         147,465
    5,000 CBRL Group, Inc. ..................................         142,350
    3,600 CEC Entertainment, Inc.* ..........................         166,320
   15,000 CKE Restaurants, Inc.* ............................         134,250
    4,700 Darden Restaurants, Inc. ..........................         190,773
    3,500 IHOP Corp.* .......................................         117,985
    5,400 Jack in the Box, Inc.* ............................         160,110
    5,000 Landry's Restaurants, Inc. ........................         114,800
    8,000 Lone Star Steakhouse & Saloon, Inc. ...............         167,120
    6,500 O'Charley's, Inc.* ................................         140,075
    4,000 Panera Bread Co.-Class "A"* .......................         254,840
   10,400 Ruby Tuesday, Inc. ................................         241,800
    6,750 Sonic Corp.* ......................................         173,543
   10,000 Steak n Shake Co. (The)* ..........................         140,500
                                                                   ----------
                                                                    2,785,001

          RETAIL BUILDING SUPPLY (0.2%)
    4,500 Hughes Supply, Inc. ...............................      $  175,320

          RETAIL--SPECIAL LINES (7.1%)
    7,000 Cato Corp. Class "A" ..............................         155,960
   19,000 Charming Shoppes, Inc.* ...........................         150,480
    7,500 Chico's FAS, Inc.* ................................         252,750
    8,700 Christopher & Banks Corp.*  .......................         285,795
    3,500 Coach, Inc.* ......................................         177,485
    4,000 Cross Media Marketing Corp.* ......................          52,000
   18,000 dELiA*s Inc. Class "A"* ...........................         114,642
    4,400 Dollar Tree Stores, Inc.* .........................         144,364
    9,000 Finish Line, Inc. Class "A"* ......................         166,050
    3,700 Foot Locker, Inc.* ................................          59,866
    9,000 Guitar Center, Inc.* ..............................         157,680
    9,500 Hancock Fabrics, Inc. .............................         171,475
    8,000 Haverty Furniture Companies, Inc. .................         137,680
   13,000 Hollywood Entertainment Corp.* ....................         218,400
    6,000 J. Jill Group, Inc. (The)*  .......................         170,700
   10,000 Jo-Ann Stores, Inc. Class "A"* ....................         161,400
    5,000 Michaels Stores, Inc.* ............................         189,000
   10,500 Movie Gallery, Inc.* ..............................         180,285
    3,400 99 Cents Only Stores* .............................         130,356
    4,400 O'Reilly Automotive, Inc.*  .......................         138,908
    6,000 Pacific Sunwear of California, Inc.* ..............         147,600
   12,000 Pep Boys-Manny Moe & Jack .........................         199,680
   14,000 PETsMART, Inc.* ...................................         189,840
    8,000 Pier 1 Imports, Inc. ..............................         164,720
    5,200 Ross Stores, Inc. .................................         196,716
    3,000 Sharper Image Corp.* ..............................          51,570
    8,000 Sonic Automotive, Inc. Class "A"* .................         239,840
   20,000 Sports Authority, Inc. (The)* .....................         230,000
    2,000 Too, Inc.* ........................................          58,980
   10,400 West Marine, Inc.* ................................         210,080
   10,000 Whitehall Jewellers, Inc.*  .......................         188,500
                                                                   ----------
                                                                    5,092,802


-------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments
================================================================================

  Shares                                                             Value
--------------------------------------------------------------------------------
          RETAIL STORE (0.9%)
    5,000 Circuit City Stores, Inc.- CarMax Group* .............   $  129,300
    5,000 Family Dollar Stores, Inc. ...........................      167,550
    6,375 Fred's Inc. Class "A" ................................      229,500
    2,000 Kohl's Corp.* ........................................      142,300
                                                                   ----------
                                                                      668,650

          SEMICONDUCTOR (1.5%)
    4,000 Cymer, Inc.* .........................................      198,640
   12,500 Entegris, Inc.* ......................................      201,875
    6,400 ESS Technology, Inc.* ................................      132,736
    5,000 Microchip Technology Inc.*  ..........................      209,150
   14,000 OmniVision Technologies, Inc.* .......................      154,420
   23,000 Silicon Image, Inc.* .................................      196,420
                                                                   ----------
                                                                    1,093,241

          SHOE (0.4%)
    3,400 K-Swiss Inc. Class "A" ...............................      142,732
    5,000 Reebok International Ltd.*  ..........................      135,150
                                                                   ----------
                                                                      277,882

          TELECOMMUNICATION SERVICES (0.1%)
    4,600 Intrado, Inc.* .......................................      100,234

          TELECOMMUNICATIONS EQUIPMENT (0.3%)
    9,000 C-COR.net Corp.* .....................................      162,000
   10,000 Inrange Technologies Corp. Class "B"* ................       80,800
                                                                   ----------
                                                                      242,800

          THRIFT (3.7%)
    5,700 American Financial Holdings, Inc. ....................      151,677
    7,700 Anchor BanCorp Wisconsin Inc. ........................      154,231
   11,000 BankAtlantic Bancorp, Inc. Class "A" .................      143,000
    6,000 Berkshire Hills Bancorp, Inc. ........................      132,900
    5,200 Connecticut Bancshares, Inc. .........................      142,948
    5,000 First Essex Bancorp, Inc. ............................      152,200
    4,600 First Financial Holdings, Inc. .......................      124,568
    7,050 Flagstar Bancorp, Inc. ...............................   $  164,124
    3,500 GreenPoint Financial Corp. ...........................      152,950
    5,000 Hudson City Bancorp, Inc. ............................      162,300
    5,400 Hudson River Bancorp, Inc. ...........................      130,302
    4,000 IBERIABANK Corp. .....................................      138,680
    5,500 Independence Community Bank Corp. ....................      154,715
   10,500 Net.B@nk, Inc.* ......................................      177,450
    8,000 Seacoast Financial Services Corp. ....................      157,520
    9,000 Sovereign Bancorp, Inc. ..............................      126,450
    7,400 Staten Island Bancorp, Inc. ..........................      145,632
    5,840 Washington Federal, Inc. .............................      139,810
                                                                   ----------
                                                                    2,651,457

          TIRE & RUBBER (0.3%)
    6,000 PolyOne Corporation ..................................       73,200
   11,500 TBC Corp.* ...........................................      166,750
                                                                   ----------
                                                                      239,950

          TOILETRIES/ COSMETICS (0.3%)
    3,500 Chattem, Inc.* .......................................       82,005
    5,300 Helen of Troy Ltd.* ..................................       75,260
    3,000 Nu Skin Enterprises, Inc. Class "A" ..................       32,130
                                                                   ----------
                                                                      189,395

          TRUCKING/TRANSPORTATION LEASING (1.1%)
    5,100 Arkansas Best Corp.* .................................      141,729
    8,278 Heartland Express, Inc.* .............................      165,229
    2,000 Landstar System, Inc.* ...............................      185,600
    4,200 Roadway Corp. ........................................      155,400
    6,933 Werner Enterprises, Inc. .............................      145,253
                                                                   ----------
                                                                      793,211

          WATER UTILITY (0.3%)
    4,050 Connecticut Water Service, Inc. ......................      110,929
    6,956 Southwest Water Co. ..................................      111,992
                                                                   ----------
                                                                      222,921


--------------------------------------------------------------------------------
12

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2002

  Shares                                                             Value
--------------------------------------------------------------------------------

          WIRELESS NETWORKING (0.1%)
   11,000 Handspring, Inc.* ................................      $    51,260

          OTHER (0.2%)
    3,000 Weight Watchers International, Inc.* .............          114,780
                                                                  -----------

          TOTAL COMMON STOCKS AND TOTAL INVESTMENT
            SECURITIES (89.2%)
            (Cost $49,808,267) .............................       63,841,265
                                                                  -----------

   Principal
     Amount                                                          Value
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS (8.0%)
   (Including accrued interest)
   $3,000,000 Collateralized by $2,950,000
                U.S. Treasury Notes
                5.500%, due 5/15/09, with
                a value of $3,056,396
                (with State Street Bank
                and Trust Company,
                1.75%, dated 3/28/02,
                due 4/1/02, delivery
                value $3,000,583) ........................        $ 3,000,583
    2,700,000 Collateralized by $2,605,000
                U.S. Treasury Bonds
                6.375%, due 8/15/27, with
                a value of $2,749,582
                (with UBS Warburg LLC,
                1.78%, dated 3/28/02,
                due 4/1/02, delivery value
                $2,700,534) ..............................          2,700,534
                                                                  -----------
                                                                    5,701,117
                                                                  -----------
   CASH AND OTHER ASSETS IN
     EXCESS OF LIABILITIES (2.8%) ........................          2,023,088
                                                                  -----------

   NET ASSETS (100.0%) ...................................        $71,565,470
                                                                  ===========

   NET ASSET VALUE, OFFERING
     AND REDEMPTION PRICE PER
     OUTSTANDING SHARE
     $71,565,470 / 3,552,412 shares
     outstanding) ........................................        $     20.15
                                                                  ===========

*     Non-income producing

(ADR) American Depositary Receipts

See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities
at March 31, 2002
================================================================================

Assets:
Investment securities, at value
   (Cost-$49,808,267) .........................................    $ 63,841,265
Repurchase agreements
   (Cost-$5,701,117) ..........................................       5,701,117
Cash ..........................................................          93,677
Receivable for securities sold ................................       2,287,135
Receivable for capital shares sold ............................         779,909
Dividends receivable ..........................................          27,579
                                                                   ------------
    Total Assets ..............................................      72,730,682
                                                                   ------------
Liabilities:
Payable for securities purchased ..............................       1,049,643
Payable for capital shares repurchased ........................          15,815
Accrued expenses:
   Advisory fee payable .......................................          42,757
   Service and distribution plan fees payable .................          14,252
   Other ......................................................          42,745
                                                                   ------------
    Total Liabilities .........................................       1,165,212
                                                                   ------------
Net Assets ....................................................    $ 71,565,470
                                                                   ============

Net Assets consist of:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   3,552,412 shares) ..........................................    $      3,553
Additional paid-in capital ....................................      56,582,217
Undistributed net realized gain on investments ................         946,702
Net unrealized appreciation of investments ....................      14,032,998
                                                                   ------------
Net Assets ....................................................    $ 71,565,470
                                                                   ============
Net Asset Value, Offering and Redemption Price,
   per Outstanding Share ($71,565,470 / 3,552,412
   shares outstanding) ........................................    $      20.15
                                                                   ============

Statement of Operations for the
Year Ended March 31, 2002
================================================================================

Investment Income:
Dividend income (net of foreign withholding tax of $603) ......    $    270,135
Interest income ...............................................         103,937
                                                                   ------------
    Total Income ..............................................         374,072
                                                                   ------------
Expenses:
Advisory fee ..................................................         384,528
Service and distribution plan fee .............................         128,176
Custodian fees ................................................          81,751
Auditing and legal fees .......................................          46,608
Accounting and bookkeeping expense ............................          32,400
Directors' fees and expenses ..................................          21,778
Registration and filing fees ..................................          20,365
Printing ......................................................          16,896
Transfer agent fees ...........................................          14,733
Insurance, dues and other .....................................          10,036
Postage .......................................................           4,351
                                                                   ------------
    Total expenses before custody credits .....................         761,622
    Less: custody credits .....................................          (3,369)
                                                                   ------------
    Net Expenses ..............................................         758,253
                                                                   ------------
Net Investment Loss ...........................................        (384,181)
                                                                   ------------
Net Realized and Unrealized
   Gain on Investments:
    Net Realized Gain .........................................       1,291,086
    Change in Net Unrealized Appreciation .....................       7,368,277
                                                                   ------------
Net Realized Gain and Change in
   Net Unrealized Appreciation
   on Investments .............................................       8,659,363
                                                                   ------------
Net Increase in Net Assets
   from Operations ............................................    $  8,275,182
                                                                   ============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                    Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended March 31, 2002 and 2001
================================================================================

                                                                 Year Ended      Year Ended
                                                                  March 31,       March 31,
                                                                     2002            2001
                                                                 ----------------------------
Operations:
   Net investment loss .......................................   $   (384,181)   $   (467,131)
   Net realized gain (loss) on investments ...................      1,291,086         (61,395)
   Change in net unrealized appreciation .....................      7,368,277     (11,313,892)
                                                                 ----------------------------
   Net increase (decrease) in net assets from operations .....      8,275,182     (11,842,418)
                                                                 ----------------------------
Distributions to Shareholders:
   Net realized gain from investment transactions ............       (282,989)     (6,546,556)
                                                                 ----------------------------
Capital Share Transactions:
   Proceeds from sale of shares ..............................     67,419,714      64,620,452
   Proceeds from reinvestment of distributions to shareholders        280,472       6,504,314
   Cost of shares repurchased ................................    (46,147,958)    (61,499,197)
                                                                 ----------------------------
   Net increase from capital share transactions ..............     21,552,228       9,625,569
                                                                 ----------------------------
Total Increase (Decrease) in Net Assets ......................     29,544,421      (8,763,405)
Net Assets:
   Beginning of year .........................................     42,021,049      50,784,454
                                                                 ----------------------------
   End of year ...............................................   $ 71,565,470    $ 42,021,049
                                                                 ============================

See Notes to Financial Statements


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Value Line Emerging Opportunities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

2. Capital Share Transactions

Transactions in capital stock, were as follows:

                                                           Year Ended March 31,
                                                             2002         2001
                                                          ----------------------
Shares sold ..........................................    3,541,534    3,200,741

Shares issued to shareholders in reinvestment of
   distributions .....................................       14,151      371,888
                                                          ----------------------
                                                          3,555,685    3,572,629
Shares repurchased ...................................    2,525,477    3,083,850
                                                          ----------------------
Net increase .........................................    1,030,208      488,779
                                                          ======================


--------------------------------------------------------------------------------
16

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                  March 31, 2002
================================================================================

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                                      March 31,
                                                                        2002
                                                                     -----------
PURCHASES:
Investment Securities .................................              $78,360,332
                                                                     ===========
SALES:
Investment Securities .................................              $62,744,133
                                                                     ===========

4. Income Taxes:

At March 31, 2002, information on the tax components of capital is as follows:

Cost of investments for tax purposes: ......................       $ 55,531,033
                                                                   ============

Gross tax unrealized appreciation ..........................         14,471,475
Gross tax unrealized depreciation ..........................           (460,126)
                                                                   ------------
Net tax unrealized appreciation on investments .............       $ 14,011,349
                                                                   ============
Undistributed long-term capital gains ......................       $    968,351
                                                                   ============

The tax composition of the distribution was $282,989 from net long-term capital gains.

Net realized gain (loss) differ for financial statements and tax purposes primarily due to differing treatments of wash sales losses.

Permanent book-tax differences relating to current year net operating loss were reclassified within the composition of the net asset accounts. In the current year the Fund reclassified $384,181 from accumulated net investment loss to additional paid-in-capital. Net investment loss, net realized gains, and net assets were not affected by this reclassification.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With
   Affiliates:

An advisory fee of $384,528 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended March 31, 2002. The fee was computed at an annual rate of .75 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2002, fees amounting to $128,176 were paid or payable to the Distributor under this plan.

For the year ended March 31, 2002, the Fund's expenses were reduced by $3,369 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund. During the nine-month period ended December 31, 2001, the Fund paid brokerage commissions totaling $59,946 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers. In addition, the Fund paid $5,010 to the Distributor for reimbursement of trading services performed on behalf of the Fund.

At March 31, 2002, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 1,526,401 shares of the Fund's capital stock, representing 43% of the outstanding shares. In addition, certain officers and directors of the Fund owned $26,485 shares of capital stock, representing 0.7% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each year:

                                                                         Years Ended March 31,
                                              ----------------------------------------------------------------------------------
                                                  2002            2001            2000                 1999                 1998
                                              ----------------------------------------------------------------------------------
Net asset value, beginning of year ......     $  16.66        $  24.97        $  13.24             $  13.37             $  12.67
                                              ----------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment loss ................         (.11)           (.19)           (.15)(3)             (.11)(3)             (.15)
     Net gains or (losses) on securities
       (both realized and unrealized) ...         3.70           (5.13)          12.39                  .21                 3.34
                                              ----------------------------------------------------------------------------------
Total from investment operations ........         3.59           (5.32)          12.24                  .10                 3.19
                                              ----------------------------------------------------------------------------------
Less distributions:
     Distributions from realized gains ..         (.10)          (2.99)           (.51)                (.23)               (2.49)
                                              ----------------------------------------------------------------------------------
Net asset value, end of year ............     $  20.15        $  16.66        $  24.97             $  13.24             $  13.37
                                              ==================================================================================
Total return ............................        21.55%         (21.86)%         93.59%                1.01%               27.50%
                                              ==================================================================================
Ratios/Supplemental Data:
Net assets, end of year
  (in thousands) ........................     $ 71,565        $ 42,021        $ 50,784             $ 21,561             $ 21,490
Ratio of operating expenses to
  average net assets ....................         1.48%(2)        1.48%(2)        1.34%(2)(3)          1.34%(2)(3)          1.81%(1)
                                              ----------------------------------------------------------------------------------
Ratio of net investment loss to
  average net assets ....................        (0.75)%         (0.97)%      (0.96)%(3)           (0.90)%(3)              (1.10)%
Portfolio turnover rate .................          130%            111%            104%                 203%                 149%

(1)   Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the year ended March 31, 2002, 1.46% for the year ended March 31, 2001, 1.32% for the year ended March 31, 2000, and 1.29% for the year ended March 31, 1999.

(3) Net of waived advisory fee and service and distribution plan fees. Had these expenses been fully paid by the Fund for the years ended March 31, 2000 and March 31, 1999, net investment loss per share would have been $(.21) and $(.18), the ratio of expenses to average net assets would have been 1.69% and 1.91%, and the ratio of net investment loss to average net assets would have been (1.31)% and (1.47)%, respectively.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
18

                                    Value Line Emerging Opportunities Fund, Inc.

                                               Report of Independent Accountants
================================================================================

To the Shareholders and Board of Directors of Value Line Emerging Opportunities Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Emerging Opportunities Fund, Inc., at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
May 10, 2002


--------------------------------------------------------------------------------

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                                 Principal
                                                                 Occupation
                                               Length of         During the                 Other Directorships
Name, Address, and Age      Position           Time Served       Past 5 Years               Held by Director
---------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner       Chairman of the    Since 1993        Chairman, President        Value Line, Inc.
Age 67                      Board of Directors                   and Chief Executive
                            and President                        Officer of Value Line,
                                                                 Inc. (the "Adviser") and
                                                                 Value Line Publishing, Inc.
                                                                 Chairman and President
                                                                 of each of the
                                                                 15 Value Line Funds
                                                                 and Value Line
                                                                 Securities, Inc.
                                                                 (the "Distributor").

---------------------------------------------------------------------------------------------------------------
Marion N. Ruth              Director           Since 1993        Real Estate Executive:     Value Line, Inc.
5 Outrider Road                                                  President, Ruth Realty
Rolling Hills, CA 90274                                          (real estate broker);
Age 67                                                           Director of the Adviser
                                                                 since 2000.

---------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler            Director           Since 2000        Consultant, Academic       None
1611 Cold Spring Rd.                                             Search Consultation
Williamstown, MA 01267                                           Service, Inc. Trustee
Age 78                                                           Emeritus and Chairman
                                                                 (1993 - 1994) of the
                                                                 Board of Trustees of
                                                                 Duke University;
                                                                 President Emeritus,
                                                                 Williams College.

---------------------------------------------------------------------------------------------------------------
Frances T. Newton           Director           Since 1993        Customer Support           None
4921 Buckingham Drive                                            Analyst, Duke Power
Charlotte, NC 28209                                              Company.
Age 60


--------------------------------------------------------------------------------
20

                                    Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

                                                                 Principal
                                                                 Occupation
                                               Length of         During the                 Other Directorships
Name, Address, and Age      Position           Time Served       Past 5 Years               Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley           Director           Since 1993        Professor of History,      Berkshire
54 Scott Hill Road                                               Williams College,          Life Insurance
Williamstown, MA 01267                                           1961 to present.           Company.
Age 70                                                           President Emeritus
                                                                 since 1994 and
                                                                 President, 1985 - 1994;
                                                                 Chairman (1993 - 1997)
                                                                 and Interim President
                                                                 (2002) of the American
                                                                 Council of Learned
                                                                 Societies.

------------------------------------------------------------------------------------------------------------------------------------
David H. Porter             Director           Since 2000        Visiting Professor of      None
5 Birch Run Drive                                                Classics, Williams
Saratoga Springs, NY 12866                                       College, since 1999;
Age 66                                                           President Emeritus,
                                                                 Skidmore College
                                                                 since 1999 and
                                                                 President, 1987 - 1998.

------------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts          Director           Since 2000        Chairman, Institute        A. Schulman Inc.
169 Pompano St.                                                  for Political Economy.     (plastics)
Panama City Beach, FL 32413
Age 63

------------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr           Director           Since 2000        Senior Financial           None
1409 Beaumont Drive                                              Advisor, Hawthrone,
Gladwyne, PA 19035                                               since 2001;
Age 53                                                           Chairman, Radcliffe
                                                                 College Board
                                                                 of Trustees,
                                                                 1990 - 1999.


--------------------------------------------------------------------------------
                                                                              21

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

                                                                 Principal
                                                                 Occupation
                                               Length of         During the
Name, Address, and Age      Position           Time Served       Past 5 Years
---------------------------------------------------------------------------------------
Officers
--------
Stephen E. Grant            Vice President     Since 1999        Portfolio Manager
Age 48                                                           with the Adviser.

---------------------------------------------------------------------------------------
Alan N. Hoffman             Vice President     Since 2001        Portfolio Manager
Age 48                                                           with the Adviser.

---------------------------------------------------------------------------------------
Bradley T. Brooks           Vice President     Since 2001        Portfolio Manager
Age 39                                                           with the Adviser
                                                                 Securities Analyst with
                                                                 the Advisor, 1997 -
                                                                 1999.

---------------------------------------------------------------------------------------
David T. Henigson           Vice President,    Since 1993        Director, Vice
Age 44                      Secretary and                        President and
                            Treasurer                            Compliance Officer
                                                                 of the Adviser.
                                                                 Director and Vice
                                                                 President of the
                                                                 Distributor.
                                                                 Vice President,
                                                                 Secretary and
                                                                 Treasurer of each
                                                                 of the 15 Value
                                                                 Line Funds.


* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of being a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request, by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22

                                    Value Line Emerging Opportunities Fund, Inc.

--------------------------------------------------------------------------------

                      (This page intentionally left blank.)


--------------------------------------------------------------------------------
                                                                              23

Value Line Emerging Opportunities Fund, Inc.

                         The Value Line Family of Funds
================================================================================

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen E. Grant
                      Vice President
                      Alan N. Hoffman
                      Vice President
                      Bradley T. Brooks
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer
                      Joseph Van Dyke
                      Assistant Secretary/Treasurer

Small-Cap investments entail special risk considerations including liquidity and volatility.

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #522266